Retirement Benefit Obligations - Summary of Net Charge to Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ (1)	€ 75	€ 77
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	25	18	27
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	(49)	37	37
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	14	11	6
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	€ 9	€ 9	€ 7